Other liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Other Liabilities Explanatory

Other liabilities - current:	December 31,
in €‘000	2020	2021
Other financial liabilities:
Deferred and contingent consideration	7,243	11,829
Due to third parties	4,984	6,319
Other non-financial liabilities:
Payroll liabilities	14,041	24,550
Taxes and fees	9,384	8,171
Provisions	1,947	3,031
Deposit liability	—	5,964
Due to related parties	134	128

Total other liabilities - current	37,733	59,992

Other non-current liabilities:	December 31,
in €‘000	2020	2021
Other financial liabilities:
Deferred and contingent consideration	6,750	4,321
Other non-financial liabilities:
Employee benefit liabilities	3,788	2,091
Other	144	669

Total other non-current liabilities	10,682	7,081

Summary of Other Provisions

Provisions in €‘000	Legal	Other	Total
Balance as of January 1, 2020	4,581	116	4,697
Additions	1,113	1,690	2,803
Used	(3,351)	(55)	(3,406)
Released	(2,147)	—	(2,147)

Balance as of December 31, 2020	196	1,751	1,947

Additions	1,340	72	1,412
Used	(149)	(56)	(205)
Released	(93)	(30)	(123)

Balance as of December 31, 2021	1,294	1,737	3,031